Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
			Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3) ($)	Value of Fixed $100 Investment Based on:(4)
Year(1)	Summary Compensation Table for PEO ($)	Compensation Actually Paid to PEO(2)(3) ($)			Total Shareholder Return ($)	Peer Group Total Shareholder Return(5) ($)	Net Income ($ in millions)	Non-GAAP Adjusted ROATCE (%)
2025	4,784,685	6,254,191	1,239,179	1,607,182	211	153	71.1	10.6%
2024	5,633,992	4,962,333	1,159,212	1,000,104	161	143	66.7	12.2%
2023	3,006,460	2,805,553	871,001	721,022	153	127	77.3	16.8%
2022	4,612,094	2,045,247	960,656	249,561	162	127	59.4	16.6%
2021	4,377,178	8,378,208	1,928,708	3,506,689	294	137	60.6	15.2%

(1)
The PEO in all five reporting years is Mark R. DeFazio. The other NEOs in the 2025 and 2024 reporting years are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg.

PEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,784,685	5,633,992	3,006,460	4,612,094	4,377,178
(Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(2,549,972)	(3,499,968)	(1,500,000)	(3,106,384)	(2,991,918)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	3,410,085	3,555,918	1,483,852	2,085,836	5,224,444
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	491,404	22,931	(90,008)	(1,232,921)	397,882
Add: Fair Value of Awards Granted and Vested in Current Year	—	—	—	—	—
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	117,989	(750,539)	(94,751)	(313,378)	1,370,622
Add: Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	—	—	—	—	—
Total CAP	6,254,191	4,962,333	2,805,553	2,045,247	8,378,208

(2)
SEC rules require certain adjustments be made to values disclosed in the Summary Compensation Table to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the table below. The following tables detail the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	1,239,179	1,159,212	871,001	960,656	1,928,708
(Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(595,413)	(588,849)	(352,729)	(404,985)	(1,301,678)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	789,391	534,594	279,392	233,668	2,328,053
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	158,308	15,740	(16,450)	(439,833)	159,560
Add: Fair Value of Awards Granted and Vested in Current Year	—	—	—	—	—
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	15,717	(120,593)	(13,279)	(99,945)	392,046
Add: Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	—	—	46,913	—	—
Total CAP	1,607,182	1,000,104	721,022	249,561	3,506,689

(3)
The fair value of performance shares/units reporting for CAP purposes in columns (c) and (e) reflects calculated performance at the end of the performance year for internal metrics, in accordance with FASB ASC 718. Performance share/units subject to internal metrics will ultimately vest based on measured performance through the end of the performance period.

(4)
Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

(5)
Total Shareholder Return is cumulative for the measurement periods beginning on December 31, 2020 and ending on December 31 of each of 2025, 2024, 2023, 2022 and 2021, respectively, calculated in accordance with Item 201(e) of Regulation S-K.

(6)
Adjusted ROATCE is a non-GAAP financial measure. See reconciliation in Appendix A.

Company Selected Measure Name	Adjusted ROATCE
Named Executive Officers, Footnote
(1)
The PEO in all five reporting years is Mark R. DeFazio. The other NEOs in the 2025 and 2024 reporting years are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg.

Peer Group Issuers, Footnote
(4)
Reflects the total shareholder return indexed to $100 per share for the KBW Regional Bank Index, which is the industry line peer group reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2025.

PEO Total Compensation Amount	$ 4,784,685	$ 5,633,992	$ 3,006,460	$ 4,612,094	$ 4,377,178
PEO Actually Paid Compensation Amount	$ 6,254,191	4,962,333	2,805,553	2,045,247	8,378,208
Adjustment To PEO Compensation, Footnote
(1)
The PEO in all five reporting years is Mark R. DeFazio. The other NEOs in the 2025 and 2024 reporting years are Laura Capra, Daniel Dougherty, Scott Lublin, and Nick Rosenberg. The other NEOs in the 2023 reporting year are Laura Capra, Daniel Dougherty, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2022 reporting year are Laura Capra, Scott Lublin, Nick Rosenberg, and Gregory Sigrist. The other NEOs in the 2021 reporting year are Scott Lublin and Nick Rosenberg.

PEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	4,784,685	5,633,992	3,006,460	4,612,094	4,377,178
(Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(2,549,972)	(3,499,968)	(1,500,000)	(3,106,384)	(2,991,918)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	3,410,085	3,555,918	1,483,852	2,085,836	5,224,444
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	491,404	22,931	(90,008)	(1,232,921)	397,882
Add: Fair Value of Awards Granted and Vested in Current Year	—	—	—	—	—
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	117,989	(750,539)	(94,751)	(313,378)	1,370,622
Add: Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	—	—	—	—	—
Total CAP	6,254,191	4,962,333	2,805,553	2,045,247	8,378,208

Non-PEO NEO Average Total Compensation Amount	$ 1,239,179	1,159,212	871,001	960,656	1,928,708
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,607,182	1,000,104	721,022	249,561	3,506,689
Adjustment to Non-PEO NEO Compensation Footnote
(2)
SEC rules require certain adjustments be made to values disclosed in the Summary Compensation Table to determine CAP. For purposes of the pension valuation adjustments, NEOs do not participate in any defined benefit plan and as such are not included in the table below. The following tables detail the applicable adjustments that were made to determine CAP.
Non-PEO NEO Adjustments	2025 ($)	2024 ($)	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	1,239,179	1,159,212	871,001	960,656	1,928,708
(Deduct): Fair Value of Equity Awards Included in Summary Compensation Table	(595,413)	(588,849)	(352,729)	(404,985)	(1,301,678)
Add: Fair Value of awards Granted in Current Year and Outstanding and Unvested at Year-End	789,391	534,594	279,392	233,668	2,328,053
Add (Deduct): Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested at Year-End	158,308	15,740	(16,450)	(439,833)	159,560
Add: Fair Value of Awards Granted and Vested in Current Year	—	—	—	—	—
Add (Deduct): Change in Fair Value of awards Granted in Prior Years that Vested during Year	15,717	(120,593)	(13,279)	(99,945)	392,046
Add: Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year	—	—	46,913	—	—
Total CAP	1,607,182	1,000,104	721,022	249,561	3,506,689

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
The following table identifies the most important financial performance measures used by the Company to link CAP to the Company’s NEOs in 2025 to Company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in “Compensation Discussion and Analysis.”
Financial Performance Measures
• Adjusted ROATCE
• Adjusted Net Interest Income Growth
• Loan Growth

Total Shareholder Return Amount	$ 211	161	153	162	294
Peer Group Total Shareholder Return Amount	153	143	127	127	137
Net Income (Loss)	$ 71,100,000	$ 66,700,000	$ 77,300,000	$ 59,400,000	$ 60,600,000
Company Selected Measure Amount	10.6	12.2	16.8	16.6	15.2
PEO Name	Mark R. DeFazio
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted ROATCE
Non-GAAP Measure Description	(6) Adjusted ROATCE is a non-GAAP financial measure. See reconciliation in Appendix A.
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Net Interest Income Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Loan Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,549,972)	$ (3,499,968)	$ (1,500,000)	$ (3,106,384)	$ (2,991,918)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,410,085	3,555,918	1,483,852	2,085,836	5,224,444
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	491,404	22,931	(90,008)	(1,232,921)	397,882
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	117,989	(750,539)	(94,751)	(313,378)	1,370,622
PEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(595,413)	(588,849)	(352,729)	(404,985)	(1,301,678)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	789,391	534,594	279,392	233,668	2,328,053
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,308	15,740	(16,450)	(439,833)	159,560
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	15,717	(120,593)	(13,279)	(99,945)	392,046
Non-PEO NEO | Fair Value of Equity Awards Granted in Prior Years Forfeited in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (46,913)